Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 EUR (€)
Revenue recognition
Number of revenue models used for PC-client game services | item	2
Practical Expedients - financing component	true
Practical Expedients - costs to obtain a contract	true
Movements of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 130,648	¥ 84,909	¥ 24,136
Charged to/(write-back against) expenses	(30,946)	50,954	60,826
Write-off of receivable balances and corresponding provisions	(22,555)	(5,215)	(53)
Balance at the end of the year	77,147	130,648	¥ 84,909
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	3,246,373	4,977,432		$ 466,312
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	¥ 14,800,000	¥ 12,500,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	25.00%	32.80%		25.00%	25.00%	25.00%	32.80%	32.80%	32.80%
Denominated in USD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 1,580,700	¥ 1,675,900		$ 226,600			$ 244,200
Time deposits	30,576,300	16,857,900		$ 4,382,900			$ 2,456,300
Denominated in HKD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	19,000	79,400			$ 21.3			$ 90.6
Denominated in EUR
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 2,700	¥ 1,500				€ 0.4			€ 0.2
Less than
Revenue recognition
Term of advertising service contracts	3 months